BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT FINANCIAL STATEMENTS (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Basis of presentation and comparison of information

a)	Basis of presentation and comparison of information

The accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements as of and for the six months ended June 30, 2022 (the “Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements”), were prepared according to International Accounting Standard 34 (“IAS 34”), “Interim Financial Reporting”. According to IAS 34, interim financial reporting is intended to bring the contents of the Group’s last Consolidated and Combined Carve-out Financial Statements up to date, emphasizing any new activities, events or circumstances that occurred during the six months ended June 30, 2022 but without duplicating the information previously published in the Consolidated and Combined Carve-out Financial Statements. Therefore, in order to properly understand the information included in the accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements, they must be read together with the Group’s Consolidated and Combined Carve-out Financial Statements as of December 31, 2021.

The Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements of the Group were prepared and approved on September 30, 2022.

The Group has used the same accounting policies throughout all of the periods presented in the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements, which are compliant with IFRS effective at the end of June 30, 2022.

Going concern

a.1.)	Going concern

The Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements present positive equity of €51.7 million euros as of June 30, 2022 and €68.1 million as of December 2021. Additionally, as of June 30, 2022 the Group had positive working capital (current assets less current liabilities) amounting to €54.0 million and positive working capital amounting to €73.0 million as of December 31, 2021.

The Group has a limited operating history and the Group funded its operations primarily through short-term debts with Codere Group. Since its inception, the Group has incurred recurring losses and negative cash flows from operations including net losses of €13.3 million as of June 30, 2021 and €16.8 million as of June 30, 2022. The Group expects to continue to generate operating losses through 2023. Securing the financing of development activities and operations represents an ongoing challenge for the Group. As of June 30, 2022, the Group had a shareholders’ equity position of €51.7 million and €84.5 million of cash and cash equivalents, €4.7 million of which was restricted (as of June 30 2021, the Group had €6.6 million in cash, of which €2.8 million was restricted).

As part of its going concern assessment, management developed a business plan with operational and financial projections through 2024. Based on this business plan, management believes the Group currently has sufficient cash available to finance its operations through 2024. This business plan contemplates that the Group will be investing all of its available cash over this three-year period (to fund negative operating cash flow) in order to achieve higher growth and increased market share in its existing core markets throughout Latin America and Europe (primarily Spain), and that the overall business will begin generating positive cash flow at some point in 2024. Also, if the business underperforms in comparison to the business plan targets, the Group may either seek external financing and/or otherwise reduce or delay marketing expenses to mitigate the impact on its cash position.

Based on the Group’s current liquidity position, actual operating performance, and its reasonable expectations regarding operating performance over the coming three years, management believes that the Group has adequate resources to continue in operational existence for the next twelve months. As such, the Group continues to adopt the going concern basis of accounting in preparing the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements.

m)	Going concern

In the context of the combined carve-out financial statements, the Group had negative equity of €39.9 million as of December 31, 2020, which turned into positive equity of €68.1 million as of December 2021, due to the Merger described in Note 1. This negative equity came from negative results generated in previous years, due to the investment made since its origin. Additionally, as of December 31, 2020 the Group had negative working capital (current assets less current liabilities) amounting to €19.7 million, mainly generated by short-term debts with the Codere Group, for the financing received for the expansion of the online business line; and positive working capital amounting to €73.0 million as of December 31, 2021, due to the cash inflows as result of the Merger described in Note 1.

The Group has a limited operating history and prior to the Business Combination, the Group funded its operations primarily through short-term debts with Codere Group. Since its inception, the Group has incurred recurring losses and negative cash flows from operations including net losses of €68.0 million, €16.3 million and €16.1 million for the years ended December 31, 2021, 2020 and 2019, respectively. At the end of the reporting period the Group expects to continue to generate operating losses through 2023. Securing the financing of development activities and operations represents an ongoing challenge for the Group. As of December 31, 2021, the Group had a shareholders’ equity position of €68.1 million and €94.9 million of cash and cash equivalents, €3.5 million of which was restricted (€10.9 million in cash, of which €2.6 million was restricted in 2020).

As part of its going concern assessment, management developed a business plan with operational and financial projections through 2024. Based on this business plan, management believes the Group currently has sufficient cash available to finance its operations through 2024. This business plan contemplates that the Group will be investing all of its available cash over this three-year period (to fund negative operating cash flow) in order to achieve higher growth and increased market share in its existing core markets throughout Latin America and Europe (primarily Spain), and that the overall business will begin generating positive cash flow at some point in 2024. Also, if the business underperforms in comparison to the business plan targets, the Group may either seek external financing and/or otherwise reduce or delay marketing expenses to mitigate the impact on its cash position.

Based on the Group’s current liquidity position, actual operating performance, and its reasonable expectations regarding operating performance over the coming three years, management believes that the Group has adequate resources to continue in operational existence for the next twelve months. As such, the Group continues to adopt the going concern basis of accounting in preparing the consolidated and combined carve-out financial statements.

Changes in perimeter

a.2.)	Changes in perimeter

The perimeter of the Group consists of 11 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Italy, Gibraltar, Israel, Argentina and Malta) and 2 holding companies (Spain and Luxembourg) as described in Note 1 of these Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements and there is no change comparing to the perimeter described in Note 1 of the Group’s Consolidated and Combined Carve-out Financial Statements as of December 31, 2021.

Accounting estimates and judgments

a.3.)	Accounting estimates and judgments

The preparation of these Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements requires that management make some judgments, estimates and assumptions that affect the application of accounting policies and the balances of assets, liabilities, income and expenses. The estimates and related assumptions are based on historical experience and other factors that are understood as reasonable under the circumstances.

b) Accounting policies

The accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements were prepared using Codere Group's historical basis in the assets and liabilities and include all revenues, expenses, assets and liabilities attributed to the Group as part of the Restructuring (“Restructuring” means the reorganization of all the online businesses of Servicios de Juego Online, S.A.U. as described in Note 1 of the Group's Consolidated and Combined Carve-out Financial Statements as of December 31, 2021), including certain general and administrative services provided by Codere Group. The Group entered into an agreement with Codere Group effective from December 1, 2021, the day after the closing date of the Business Combination, whereby Codere Group has agreed to provide the Group with the resources to comply with regulators, authorities and other third parties in general. The purpose of this contract is to ensure that the Group is complying with its obligations and correctly reflecting its costs. The fee for these services as per the agreement is 0.75% of the Group's income.

In the opinion of management, the intercompany eliminations and adjustments necessary for a fair presentation of the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements in accordance with IFRS as issued by IASB have been made.

The accounting policies used in the preparation of the accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements are the same as those applied in the Consolidated and Combined Carve-out Financial Statements as of and for the year ended December 31, 2021, since none of the standards, interpretations or modifications that are applicable have had an impact on the Group’s accounting policies for the six months ended June 30, 2022.

New IFRS, IFRIC and amendments to IFRS not effective as of June 30, 2022

As of the approval date of the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements, the following standards, amendments and interpretations had been published by the IASB, but their application was not mandatory:

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Amendments to IAS 1- Presentation of Financial Statements	Clarifications regarding the presentation of liabilities as current and non-current.	1 January 2023

IFRS 17 - Insurance Contracts	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	1 January 2023

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.	1 January 2023

Amendments to IAS 1- Presentation of Financial Statements. Disclosure of accounting policies	The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	1 January 2023

Amendment to IAS 12 - Deferred tax on leases and decommissioning obligations	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.	1 January 2023

The Group estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the Consolidated and Combined carve-out financial statements in the initial period of application.